NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Details) - Schedule of Recognized Identified Assets Acquired and Liabilities - USD ($)	Dec. 31, 2017	Dec. 15, 2016
Cash		$ 8,672
Accounts receivable		3,583
Property and equipment		3,333
Goodwill		$ 1,714,772
Odava
Cash	$ 2,601
Goodwill	2,004,219
Assets acquired	2,006,820
DDDigital Inc.
Cash	8,672
Accounts receivable	3,583
Property and equipment	3,333
Goodwill	2,967,772
Assets acquired	$ 2,983,360